Guarantees (Details) - NORESCO Guarantees, Energy Savings $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Guarantor Obligations [Line Items]
Undiscounted maximum aggregate payments related to guarantees	$ 30.0
Guarantee obligations term	7 years